Financial instruments - Derivative and non-derivative financial instruments (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Reconciliation of changes in fair value measurement
Assets at beginning of period	€ 32,934,735
Assets at end of period	34,072,427	€ 32,934,735
Liabilities at beginning of period	19,707,498
Liabilities at end of period	20,802,491	19,707,498
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period	183,054
Transfer from Level 2		186,427
Increase		2,233
Gains (losses) recognised in profit or loss	(20,843)	128
Foreign currency translation and other changes	4,511	(5,734)
Assets at end of period	166,722	183,054
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	89,677	172,278
Increase	11,886	4,828
Decrease	(26,229)	(43,941)
(Gain) loss recognized in profit or loss	12	(41,537)
Foreign currency translation and other changes	(1,152)	(1,951)
Liabilities at end of period	74,194	89,677
Noncontrolling interests subject to put provisions | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	934,425	818,871
Increase	5,234	109,109
Decrease	(8,720)	(20,269)
(Gain) loss recognized in equity	12,963	14,523
Foreign currency translation and other changes	9,817	12,191
Liabilities at end of period	€ 953,719	€ 934,425
Noncontrolling interests subject to put provisions | Fair Value | Level 3 | Assumed earnings
Reconciliation of changes in fair value measurement
Increase in input	10.00%
Increase in fair value due to increase in input	€ 68,490
Noncontrolling interests subject to put provisions | Fair Value | Level 3 | Assumed earnings | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities	1.00%
Increase in fair value due to increase in input, as percentage of equity	1.00%